Debt (Related Party) (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Debt (Related Party) [Line Items]
Schedule of Black-Scholes option model to estimate the fair value

The Company uses the Black-Scholes option model to estimate the fair value of the Term Loan Warrants immediately prior to modification and immediately after in connection with the Voting and Extension Agreement. In applying the Black-Scholes option model, the Company used the following assumptions:

	Assumptions
	Pre-Modification	Post-Modification
Risk-free rate	3.6% - 4.0%	3.6%
Expected dividend yield	0%	0%
Expected term (years)	0.48 - 1.81	3.32
Expected volatility	63.0% - 147.0%	113.0%
Exercise price	$1.24 - $3.05	$1.24 - $3.05
Stock Price	$1.35	$1.35

The Company uses the Black-Scholes option model to estimate the fair value of stock options. In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of options granted in 2024 and 2023:

	2024	2023
Expected volatility	66.0% - 75.3%	72.4% - 73.8%
Expected dividend yield	—	—
Expected life (years)	6.08 - 6.25	5.77 - 6.25
Risk-free rate	3.9% - 4.4%	4.3% - 4.7%

Term Loans [Member]
Debt (Related Party) [Line Items]
Schedule of Valuation of Term Loans	The Company used the following inputs in the valuation of Term Loans issued during the nine months ended September 30, 2025 and 2024:
	Nine Months Ended September 30,
	2025	2024
Principal	$10,000	$12,500
Coupon rate	8.0%	8.0%
Issuance date	3/11/2025 - 6/26/2025	3/4/2024 – 8/27/2024
Interest type	Fixed rate	Fixed rate
Payment frequency	Maturity	Maturity
Interest day count	Actual / 365	Actual / 365
Maturity	3/6/2030	2/27/2029 – 8/27/2029
Market rate (1)	11.7% - 16.4%	7.8% - 10.6%

Warrant [Member]
Debt (Related Party) [Line Items]
Schedule of Valuation of Term Loans	In applying the Black-Scholes option model, the Company used the following assumptions in the valuation of warrants issued during the nine months ended September 30, 2025 and 2024:
	Nine Months Ended September 30,
	2025	2024
Risk-free rate	3.7% - 3.9%	4.6% - 4.9%
Expected dividend yield	0%	0%
Expected term (years)	2.0	2.0
Expected volatility	136.0% - 144.0%	42.4% - 45.8%
Stock price and warrant exercise price	$1.35 - $1.48	$1.24 - $3.04

The fair value of the warrants issued in connection with the 2024 Term Loans is estimated using the Black-Scholes option model using the following key inputs during the year ended December 31, 2024:

Year Ended December 31, 2024
Risk-free interest rate	3.8% - 4.9%
Expected term (years)	1.77 - 2.00
Volatility	42.0% - 49.0%
Stock price	$1.24 - $3.05